FEDERAL INCOME TAXES - Composition of net deferred tax liability (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
General loan loss allowance	$ 468	$ 406
Deferred compensation	90	283
Stock benefit plans	169	164
Merger related transaction costs	118	118
Net operating loss carryforward	1,278	2,168
Reserve for uncollected interests	401	324
Real estate owned	394	203
Fair market value adjustments	1,964	2,448
Other	47	60
Total deferred tax assets	4,929	6,174
Deferred tax liabilities:
Deferred loan origination costs	(314)	(270)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(705)	(1,365)
Unrealized gains on securities available for sale	(309)	(143)
Mortgage servicing rights	(439)	(372)
Total deferred tax liabilities	(3,516)	(3,899)
Net deferred tax asset	$ 1,413	$ 2,275